Divestiture - Additional Information (Detail) - Dec. 06, 2021 - Game Show Network, LLC [Member] ¥ in Millions, $ in Millions	JPY (¥)	USD ($)	USD ($)
Disclosure of Divestiture [Line Items]
Consideration received, transfer-date fair value	¥ 115,054		$ 1,011
Proceeds from sales of business affiliate	58,131		511
Gains (losses) recognized when control of subsidiary is lost	70,020	$ 615
Preferred stock [Member]
Disclosure of Divestiture [Line Items]
Preferred stock received from sales of business affiliate	¥ 56,923		$ 500